Tax Receivable Agreement - Additional Information (Details) - Tax Receivable Agreement Liability $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Financing Receivable, Past Due [Line Items]
Federal, state and local income tax rate	26.40%
Additional TRA liability	$ 43
Discount Rate
Financing Receivable, Past Due [Line Items]
Measurement Input	9.2